Segmental Analyses - Disclosure of Geographical Information of External Revenue (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue	[1]	£ 25,877	£ 24,492	£ 19,564
Intangible assets		118,787	124,013	117,785
Property, plant and equipment		5,518	5,166	4,882
Investments in associates and joint ventures		1,860	1,737
United Kingdom
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue		178	184	203
Intangible assets		492	529
Property, plant and equipment		333	404
Investments in associates and joint ventures		8
All foreign countries
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue		25,699	24,308	£ 19,361
Intangible assets		118,295	123,484
Property, plant and equipment		5,185	4,762
Investments in associates and joint ventures		£ 1,852	£ 1,737

[1]	Revenue is net of duty, excise and other taxes of £39,826 million, £38,553 million and £37,780 million for the years ended 31 December 2019, 2018 and 2017, respectively.